INCOME TAXES - Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Deferred
Total	$ 15,379	$ 20,011	$ 396,992
PRC
Current
- PRC income tax expenses	14,237	19,894	93,224
Deferred
- PRC income tax expenses	1,142	117	303,768
Total	$ 15,379	$ 20,011	$ 396,992